Note 12 - Financial assets at fair value through other comprehensive income debt securities by rating (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
AAA [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 1,785	€ 531
Percentage available for sale financial assets debt securities	2.90%	1.00%
AA + [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 8,848	€ 13,100
Percentage available for sale financial assets debt securities	14.60%	24.40%
AA [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 257	€ 222
Percentage available for sale financial assets debt securities	0.40%	0.40%
AA - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 307	€ 409
Percentage available for sale financial assets debt securities	0.50%	0.80%
A+ [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 2,453	€ 632
Percentage available for sale financial assets debt securities	4.00%	1.20%
A [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 578	€ 687
Percentage available for sale financial assets debt securities	1.00%	1.30%
A - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 11,389	€ 18,426
Percentage available for sale financial assets debt securities	18.80%	34.30%
BBB + [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 22,439	€ 9,195
Percentage available for sale financial assets debt securities	37.00%	17.10%
BBB [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 3,947	€ 4,607
Percentage available for sale financial assets debt securities	6.50%	8.60%
BBB - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 1,868	€ 1,003
Percentage available for sale financial assets debt securities	3.10%	1.90%
BB +or below [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 4,706	€ 4,453
Percentage available for sale financial assets debt securities	7.80%	8.30%
Without Rating [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 2,140	€ 445
Percentage available for sale financial assets debt securities	3.50%	0.80%
Total Exposures [Member]
Available for sale financial assets debt securities by rating [Line Items]
Subtotal Debt securities, available-for-sale	€ 60,718	€ 53,709
Percentage available for sale financial assets debt securities	100.00%	100.00%